================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07853

                         Kalmar Pooled Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-463-6670

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form
N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

    KALMAR
    POOLED
INVESTMENT
     TRUST

                                   (GRAPHIC)

                                       KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                                                              SEMI ANNUAL REPORT
                                                                   JUNE 30, 2011
                                                                     (UNAUDITED)

   This report has been prepared for the general information of Kalmar Pooled
    Investment Trust shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus.
  Investors are reminded to read the prospectus carefully before investing or sending money.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                       REPORT FROM MANAGEMENT
                                                                   JUNE 30, 2011
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


July 15, 2011

DEAR FELLOW SHAREHOLDERS AND FRIENDS:

What a change in the market from the First to Second Quarters. To say the least, the US equity markets faced worrisome problems in the First Quarter, including slowing GDP growth here and abroad; uprisings in the Mid-East; spiking oil prices; natural and nuclear disasters in Japan; renewed Eurozone sovereign debt emergencies; and still falling home prices and ever higher budget deficits domestically. Despite the gloomy headlines, US equities advanced strongly in that Quarter. In contrast, Second Quarter equity returns - saved by a last minute rally - were lucky to end mixed as certain of the Big Picture problems worsened, economic indicators shriveled taking US growth down to "stall speed", and hoped-for resolutions to Eurozone debt crises and the US debt ceiling impasse appeared likely to founder. A sorry combination. Fear that the worldwide slowdown would not be temporary likewise increased. Accordingly, in the Second Quarter major sectoral shifts took place within the market away from risk and away from industrial stocks, commodity producers, and foreign revenue exposure while favoring the traditionally more defensive Health Care, Utilities and Consumer Staples sectors. Now as the Third Quarter starts out the market is paying a heavy penalty for all this uncertainty.

Given that the uncertainties significantly affecting the market mounted during the Second Quarter, we intend to focus our detailed comments on this period and only look backward in summary fashion to earlier in the year. Suffice to say that in the First Quarter Small Cap stocks significantly outperformed Large Caps and the Kalmar Fund itself meaningfully outperformed the Small Cap benchmarks. This resulted mostly from the strong business delivery of our companies, complemented by sectoral positioning that was reasonably aligned with the then stronger areas of the market.

By the Second Quarter, since Smaller companies' stocks had higher earnings expectations baked into their prices than Large ones, it is not surprising that Small Cap stocks underperformed Large Caps as economic forward growth estimates deteriorated. Across all size spectrums, though, Growth stocks notably outperformed Value as companies better able to grow against a slower economic backdrop continued to attract greater investor interest. Within the Russell 2000 Growth index the better performing stocks included those with larger market caps, low-to-mid range P/E's, either the very highest or very lowest ROE's, lowest Beta's, and those with higher stock prices and higher expected long-term earnings growth rates.

A number of these factors favor Kalmar's investment style and the Kalmar Fund outperformed its benchmarks in the Second Quarter despite the major sectoral shifts in the market, again thanks mostly to the strong business delivery of our portfolio companies.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                           REPORT FROM MANAGEMENT - CONTINUED

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

AVERAGE ANNUAL TOTAL RETURNS (%)                                                     SINCE
AS OF JUNE 30, 2011              QUARTER YEAR-TO-DATE 1-YEAR 3-YEAR 5-YEAR 10-YEAR INCEPTION
--------------------------------------------------------------------------------------------
Kalmar "Growth-with-Value"
Small Cap Fund                      0.79        10.60 47.75*   8.82   6.82    7.19      8.86
Russell 2000(R) Growth Index       -0.59         8.59  43.50   8.35   5.79    4.63      5.74
Russell 2000(R) Index              -1.61         6.21  37.41   7.77   4.08    6.27      7.71
S&P 500 Index                       0.22         6.10  30.48   3.28   2.89    6.69      5.79
Nasdaq Composite                   -0.27         4.55  31.49   6.55   5.01    2.53      5.85

NOTE: Returns shown longer than 1-year are annualized. The Fund's inception date is 4/11/97. The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal values will fluctuate, and upon redemption shares may be worth more or less than original cost. The Fund's current performance may be lower or higher than the performance data quoted. Contact the investment adviser at 800-463-6670 to obtain performance current to the most recent month-end. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund's annual gross operating expense, as stated in the current prospectus, is 1.48%. This rate can fluctuate and may differ from that printed in the prospectus. The Fund imposes a 2.0% redemption fee on shares redeemed within 90 days of purchase. Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

----------
* Due to recent market conditions, the Fund has experienced relatively high one year performance which may not be sustainable or repeatable in the future.

PORTFOLIO POSITIONING

Kalmar invests with a forward horizon of minimally one to several years, seeking strong returns with lower risk over longer timeframes. We don't attempt to trade short term market themes and ephemeral sector shifts. Our research attention is intensely focused on developing conviction in a company's ability to actually deliver above-expectation competitive gains, revenue growth, margin expansion, and earnings progress. If we succeed in getting this right, we can be pragmatically agnostic to whether the economy grows faster or slower, since we believe our companies should be well positioned in either case to add significant enterprise value vis-a-vis their competitors and the market.

Therefore, in a portfolio sense one should not expect dramatic, sudden, broadscale changes in our holdings or sector allocations. Not surprisingly then, when sector leadership shifts rapidly - as it has done recently with Health Care as an example - the Fund doesn't chase the "sector of the moment." As a result, performance attribution for the Second Quarter shows our sector allocations as being a relative detractor to performance after many quarters when they have been relative contributors. In contrast, the relative contribution coming from the so-called "stock selection effect" has expanded - and more than offset the temporarily negative "sector selection effect" - as investors migrated away from lower quality holdings to higher quality holdings and as our companies' results demonstrated the unique growth opportunities uncovered and confirmed by our research.

We will continue to evolve portfolios in a careful idea-by-idea fashion going forward because of confidence in our in-house research, our experienced investment team, and our bottom-up "Growth-with-Value" investment style.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                           REPORT FROM MANAGEMENT - CONTINUED

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

SECOND QUARTER PERFORMANCE ATTRIBUTION (Please recall that Kalmar invests bottom-up, not top-down sectorally.)

As mentioned, the outperformance of the Fund and its positive Quarterly returns came from rewarding "stock selection", the individual outperformance of our specific stocks relative to their sector counterparts, which more than offset meaningful temporary drag from our sector weighting differences versus the benchmarks.

The most notable contributors from a specific holdings perspective during the Second Quarter came in Technology, Materials & Processing, Consumer Discretionary, and Health Care. Our holdings in Producer Durables, Energy, and Consumer Staples temporarily lagged their group counterparts. Sectorally considered, our bottom-up derived underweight in Health Care and overweight in Producer Durables detracted the most relatively versus the index, given the shift in investor interest towards traditionally defensive business models.

RECENT PORTFOLIO ACTIVITY

In the First Quarter we purchased 4 new holdings and sold 4 completely. During the Second Quarter we purchased an additional 3 new holdings and sold 3 completely. "Peel the Onion" trim and "Beef Up" activity is regular and ongoing. Relative to most other Small Cap Growth managers the Kalmar Fund's investment turnover remains low. Recent new purchases include:

     - MAXLINEAR INC(1) (MXL) Market Cap $290 Million: The company has developed proprietary expertise in mixed signal radio frequency communications semiconductor design and is positioned to benefit by a coming technology transition in the large market for cable set top boxes, among other opportunities. Concern over the timing of this transition, as well as the impact of the natural disaster in Japan, provided a valuation opportunity to buy this company on an attractive reward-to-risk basis.

     - OXFORD INDUSTRIES INC(2) (OXM) Market Cap $550 Million: Oxford is transforming itself from a private label clothing manufacturer to a lifestyle branded clothing and restaurant company. Acquisition of the Tommy Bahama and Lilly Pulitzer brands is leading the expansion of branded store locations in the US, together with an acceleration of catalog and ecommerce sales.

     - BANKRATE(3) (RATE) Market Cap $1.5 Billion: The company is the leading publisher, aggregator and distributor of personal finance content on the Internet and we believe should benefit from the secular shift to online advertising, its leadership position in mortgage, deposit, insurance and credit card related information businesses, the pricing power this provides, as well as expansion of its low-cost-of-acquisition lead generation business.

----------
1  MaxLinear Inc (0.5% of the Fund's net assets)

2  Oxford Industries Inc (0.9% of the Fund's net assets)

3  Bankrate (0.5% of the Fund's net assets)

             KALMAR
             POOLED
         INVESTMENT
              TRUST                           REPORT FROM MANAGEMENT - CONTINUED

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

ECONOMIC AND MARKET OUTLOOK; OPPORTUNITIES FOR OUR GROWTH INVESTMENT STYLE

Big Picture uncertainties abound at the moment with no resolution in sight for several important issues - Eurozone sovereign debt crises and the political fight over the US debt ceiling (short term) and deficit reduction (longer term) -in addition to doubts about the economic growth outlook here and abroad. We don't have answers on the former issues. Our take on the growth outlook is that the slowdown will gradually ameliorate in the year's Second Half and the resulting sluggish but sustainable expansion should relieve investor anxiety, allowing the market to make forward progress. Remember the list of sensible fiscal and monetary policy actions that could boost growth is extremely limited now. Time will likely be the best healing ingredient for the economy, absent nasty shocks.

Meanwhile, the Kalmar Fund is positioned in companies with good and improving business quality characteristics that we believe should grow meaningfully better than expected, yet whose stocks in our judgment don't appropriately reflect their business quality and strong earnings prospects. This is a positive combination that ought to allow them to do well, relatively speaking, against a broad range of Big Picture outcomes and market scenarios. Particularly during times like these when the economic, political, and market outlook is more than usually unpredictable, the beauty of a bottom-up portfolio strategy can really shine, by our view.

Further, we believe the nature of the current uncertainties makes it less likely that performance leadership will revert to the sort of low-quality rally prevalent from the market bottom in early 2009 to well into 2010, suggesting possible relative performance tailwinds for portfolios of substantive, differentiated growth companies like Kalmar seeks to own.

ORGANIZATIONAL DEVELOPMENTS

As usual, Kalmar's investment and support teams are stable, productive, and dedicated to the success of our clients. Things go well at Kalmar organizationally and we hope for you too. Hoping that the uncertainties will lift somewhat in the next several months, this brings our best wishes for a healthy and prosperous Summer.

Yours faithfully,

/s/ Ford B. Draper, Jr.
-------------------------------
Ford B. Draper, Jr., President
KALMAR POOLED INVESTMENT TRUST

             KALMAR
             POOLED
         INVESTMENT
              TRUST                           REPORT FROM MANAGEMENT - CONTINUED

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

IMPORTANT INFORMATION

Kalmar's comments reflect the investment adviser's general opinions regarding the market, economy, and any stocks mentioned or stock opinions given, were current only as of the date of this letter, and are subject to change at any time. The information provided in this letter is not sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell a particular security.

A preponderant portion of the investments in the Kalmar Fund are in small cap stocks. Investments in small cap stocks involve greater risks than investments in larger, more established companies, are more volatile, and may suffer significant losses. Further, the market for small cap stocks is generally less liquid than the markets for larger stocks, which can contribute to increased price volatility of small cap stocks. Kalmar invests in growth stocks with the potential for significant growth which may be more volatile because they are more sensitive to market conditions. Kalmar may seek to buy these stocks at undervalued prices and this involves the risk that the securities may remain undervalued for an extended period of time and may not realize their full potential. Market or economic conditions can vary widely over time and can result in a loss of portfolio value.

There is no guarantee that the Kalmar Fund will continue to hold any one particular security or stay invested in any one particular sector. The performance of any single portfolio holding is no indication of the performance of other portfolio holdings or of the performance of the Fund itself. The Kalmar "Growth-with-Value" Small Cap Fund held the position weights referenced as of 6/30/2011. The market cap values are shown at time of purchase.

The Russell 2000(R) Growth Index and the Russell 2000(R) Index are registered trademarks of Russell Investments. Russell is a trademark of Russell Investments. The Lipper Small Cap Growth Fund Index measures the performance of the 30 largest small capitalization growth equity funds tracked by Lipper, Inc. For comparative purposes, the S&P 500 and NASDAQ Composite indexes are shown. The S&P 500 Index is an unmanaged group of securities generally considered to represent the performance of the large capitalization sector of the U.S. equity securities market. The S&P 500 Index returns reflect reinvestment of dividends but do not reflect fees, brokerage commissions, or other expenses of investing. The NASDAQ Composite Index is an unmanaged, broad based index of over 5,000 stocks that consist of all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ stock market. The NASDAQ Composite Index is market-value weighted.

The indices mentioned herein are unmanaged and not available for direct investment. Unlike a mutual fund, the performance of these indices assumes no taxes, transaction costs, management fees or other expenses.

P/E (Price/Earnings Ratio trailing 12-months) is a valuation ratio of a company's current share price compared to its actual earnings per share over the last twelve months. ROE (Return on equity) measures a corporation's profitability by revealing how much profit a company generates with the money shareholders have invested. Beta measures a portfolio's sensitivity to market movements. The beta of the market (Russell 2000 Growth) is 1.00 by definition.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. CONTACT 800-282-2319 FOR A PROSPECTUS WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

Shares of the Kalmar Pooled Investment Trust are distributed by BNY Mellon Distributors Inc., 760 Moore Road, King of Prussia, PA., not an adviser affiliate.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                           REPORT FROM MANAGEMENT - CONTINUED

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

      KALMAR POOLED INVESTMENT TRUST - "GROWTH-WITH-VALUE" SMALL CAP FUND GROWTH OF $10,000 VS. THE RUSSELL 2000 GROWTH(R) INDEX, THE RUSSELL 2000(R)
                INDEX AND THE LIPPER SMALL CAP GROWTH FUND INDEX

AVERAGE ANNUAL TOTAL RETURNS(%) AS OF 6/30/11

                                                            Since
                            1 Year   5 Year*   10 Year*   Inception*
                            ------   -------   --------   ----------
Kalmar Small Cap Fund        47.75%     6.82%      7.19%        8.86%
Russell 2000 Growth(R)       43.50%     5.79%      4.63%        5.74%
Russell 2000(R)              37.41%     4.08%      6.27%        7.71%
Lipper Small Cap Growth      41.91%     4.77%      5.88%        4.04%

*  ANNUALIZED

                                                          Lipper
                             Kalmar                       Small
                             Small    Russell   Russell    Cap
                              Cap      2000     2000GR    Growth
April 11,  1997 - Inception
Date                          10000     10000    10000    10000
June                          12040     11530    11655    11756
September                     14880     13246    13627    13728
December                      14635     12802    12511    12562
March                         15746     14090    13997    13981
June                          14891     13433    13193    13470
September                     11825     10727    10243    10256
December                      13513     12476    12664    12683
March                         11750     11799    12452    12270
June                          13513     13634    14288    14019
September                     12787     12772    13585    14273
December                      14324     15128    18122    20440
March                         16247     16200    19804    24100
June                          17176     15587    18344    22810
September                     17689     15760    17615    22450
December                      16573     14671    14057    18754
March                         14500     13717    11920    15215
June                          16701     15677    14062    17751
September                     13451     12417    10114    13308
December                      16573     15036    12760    16322
March                         16766     15635    12510    15034
June                          15883     14329    10546    13917
September                     12993     11262     8277    11202
December                      13835     11956     8898    11813
March                         13387     11419     8553    11372
June                          15883     14094    10619    14028
September                     17483     15373    11730    15251
December                      19859     17606    13218    17102
March                         20732     18708    13956    17712
June                          21081     18796    13969    17688
September                     19672     18259    13129    16496
December                      22403     20833    15109    18948
March                         21544     19720    14078    17966
June                          22126     20572    14568    18718
September                     23304     21537    15488    19624
December                      23580     21781    15737    19959
March                         26134     24817    17297    22397
June                          24051     23570    16692    20899
September                     24108     23674    16399    20420
December                      25035     25782    17837    22085
March                         25898     26284    18278    22836
June                          28087     27444    19501    24509
September                     28534     26595    19504    24861
December                      28209     25378    19094    24222
March                         25186     22866    16644    20660
June                          25960     22999    17389    21175
September                     23323     22744    16174    18933
December                      16833     16804    11735    13899
March                         15635     14291    10592    13040
June                          18511     17247    13068    15726
September                     21646     20572    15152    18223
December                      22475     21369    15780    19186
March                         24079     23261    16981    20532
June                          22641     20953    15415    18591
September                     25518     23318    17393    20930
December                      30246     27108    20370    24190
March                         33190     29260    22252    26321
June                         33453     28790    22121    26383

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling 800-463-6670. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund's annual gross operating expense, as stated in the current prospectus, is 1.48%. This rate can fluctuate and may differ from the actual expenses incurred for the period covered by this report. The Fund imposes a 2% redemption fee calculated as a percentage of the amount redeemed and is charged only if shares are redeemed within 90 days of purchase.

The Russell 2000 Growth(R) and the Russell 2000(R) indices are unmanaged stock market indices and do not reflect any asset-based charges for investment management or transaction expenses.

The Lipper Small Cap Growth Fund Index is calculated using a weighted aggregate composite index formula which is rebased annually. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. Please bear in mind that investing in small companies' stocks can involve higher risk and volatility than those of larger companies.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                         FUND EXPENSE EXAMPLE
                                                                     (UNAUDITED)
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2011.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Six Months Ended June 30, 2011" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                      KALMAR "GROWTH-WITH-VALUE" SMALL-CAP FUND
                                           ------------------------------------------------------------------------
                                                                                              EXPENSES PAID DURING
                                           BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE       SIX MONTHS ENDED
                                               JANUARY 1, 2011            JUNE 30, 2011           JUNE 30, 2011*
                                           ------------------------   ---------------------   ---------------------
Actual                                     $               1,000.00   $            1,106.00   $                7.36
Hypothetical (5% return before expenses)   $               1,000.00   $            1,017.72   $                7.08

----------
* Expenses are equal to the Fund's annualized expense ratio of 1.41% multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 10.60% for the six-month period of January 1, 2011 to June 30, 2011.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                             PORTFOLIO HOLDINGS SUMMARY TABLE
                                                                   JUNE 30, 2011
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND

                                        % of Net
                                         Assets         Value
                                        --------    ------------
Common Stock:
  Technology..........................      31.6%   $118,698,943
  Consumer Discretionary..............      20.9      78,209,720
  Producer Durables...................      20.3      76,296,639
  Healthcare..........................       9.5      35,775,681
  Materials & Processing..............       6.8      25,432,331
  Energy..............................       4.8      17,896,814
  Consumer Staples....................       2.0       7,296,143
  Financial Services..................       1.9       7,146,667
  Securities Lending Collateral.......      21.5      80,698,453
  Money Market Securities.............       2.1       7,941,808
                                        --------    ------------
Total Investments.....................     121.4     455,393,199
Liabilities In Excess Of OtherAssets..     (21.4)    (80,284,013)
                                        --------    ------------
NET ASSETS - 100.0%...................     100.0%   $375,109,186
                                        ========    ============

                 See Accompanying Notes to Financial Statements

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                      SCHEDULE OF INVESTMENTS
                                                                   JUNE 30, 2011
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND

                                                       Value
                                           Shares     (Note 2)
                                          -------   -----------
COMMON STOCK - 97.8%
CONSUMER DISCRETIONARY - 20.9%
  ADVERTISING AGENCIES - 1.0%
  Constant Contact, Inc. * (a)........... 150,775   $ 3,826,669
                                                    -----------
  AUTO PARTS - 2.3%
  Gentex Corp. .......................... 129,735     3,921,889
  LKQ Corp. *............................ 177,025     4,618,582
                                                    -----------
                                                      8,540,471
                                                    -----------

  COSMETICS - 1.3%
  Elizabeth Arden, Inc. *................ 164,600     4,778,338
                                                    -----------

  EDUCATIONAL SERVICES - 2.7%
  American Public Education, Inc. * (a)..  80,875     3,599,746
  DeVry, Inc. (a) ....................... 111,305     6,581,465
                                                    -----------
                                                     10,181,211
                                                    -----------

  ENTERTAINMENT - 2.1%
  Imax Corp. * (a)....................... 118,345     3,837,928
  Live Nation Entertainment, Inc. *...... 363,015     4,163,782
                                                    -----------
                                                      8,001,710
                                                    -----------

  LEISURE TIME - 1.7%
  Life Time Fitness, Inc. * (a).......... 161,000     6,425,510
                                                    -----------

  RESTAURANTS - 2.9%
  BJ's Restaurants, Inc. * (a)...........  80,385     4,208,959
  Bravo Brio Restaurant Group, Inc. *....  83,280     2,034,530
  Ruby Tuesday, Inc. *................... 412,360     4,445,241
                                                    -----------
                                                     10,688,730
                                                    -----------

                 See Accompanying Notes to Financial Statements

                KALMAR
                POOLED
            INVESTMENT
                 TRUST                       SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   JUNE 30, 2011
   "GROWTH-WITH-VALUE"                                               (UNAUDITED)
        SMALL CAP FUND

                                                                    Value
                                                        Shares     (Note 2)
                                                       -------   ------------
CONSUMER DISCRETIONARY - (CONTINUED)
  SPECIALTY RETAIL- 6.0%
  DSW, Inc. (A Shares) * (a)..................         123,705   $  6,260,710
  Tractor Supply Co. .........................          80,565      5,388,187
  Ulta Salon Cosmetics &
  Fragrance, Inc. *...........................         110,665      7,146,746
  Zumiez, Inc. * (a)..........................         140,590      3,510,532
                                                                 ------------
                                                                  22,306,175
                                                                 ------------
  TEXTILES APPAREL & SHOES - 0.9%
  Oxford Industries, Inc. ....................         102,515      3,460,906
                                                                 ------------
  TOTAL CONSUMER
  DISCRETIONARY...............................                     78,209,720
                                                                 ------------
CONSUMER STAPLES - 2.0%
  FOODS - 2.0%
  United Natural Foods, Inc. *................         170,990      7,296,143
                                                                 ------------
  TOTAL CONSUMER
  STAPLES.....................................                      7,296,143
                                                                 ------------
ENERGY - 4.8%
  OFFSHORE DRILLING & OTHER
  SERVICES - 1.0%
  Atwood Oceanics, Inc. * (a).................         80,455       3,550,479
                                                                 ------------
  OIL WELL SERVIES & EQUIPMENT - 1.0%
  Core Laboratories N.V. (a)..................         35,075       3,912,266
                                                                 ------------
  OIL: CRUDE PRODUCERS - 2.8%
  Brigham Exploration Co. *..................         156,835       4,694,072
  Niko Resources, Ltd. ......................          38,890       2,412,774
  Rex Energy Corp. * (a).....................         323,975       3,327,223
                                                                 ------------
                                                                   10,434,069
                                                                 ------------
TOTAL ENERGY.................................                      17,896,814
                                                                 ------------

                 See Accompanying Notes to Financial Statements

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   JUNE 30, 2011
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND

                                                               Value
                                                 Shares      (Note 2)
                                                 ------    ------------
CONSUMER DISCRETIONARY - (CONTINUED)
FINANCIAL SERVICES - 1.9%
  DIVERSIFIED FINANCIAL SERVICES - 0.3%
  Evercore Partners, Inc.
  (A Shares)(a).............................     39,375    $  1,311,975
                                                           ------------
  FINANCIAL DATA & SYSTEMS - 1.6%
  Alliance Data Systems Corp. * (a).........     62,025       5,834,692
                                                           ------------
  TOTAL FINANCIAL SERVICES..................                  7,146,667
                                                           ------------
HEALTHCARE - 9.5%
  HEATH CARE: MISCELLANEOUS - 0.6%
  MedAssets, Inc. *.........................    166,430       2,223,505
                                                           ------------
  MEDICAL & DENTAL INSTRUMENTS
  & SUPPLIES - 6.7%
  Cooper Companies, Inc. (The)..............    159,580      12,645,119
  Meridian Bioscience, Inc. (a).............    100,255       2,417,148
  ResMed, Inc. * (a)........................    172,150       5,328,043
  Volcano Corp. *...........................    153,031       4,941,371
                                                           ------------
                                                             25,331,681
                                                           ------------
  MEDICAL EQUIPMENT - 2.1%
  Luminex Corp. *...........................    220,245       4,603,121
  SonoSite, Inc. *..........................     89,605       3,151,408
                                                           ------------
                                                              7,754,529
                                                           ------------
  MEDICAL SERVICES - 0.1%
  eResearch Technology, Inc. *..............     73,150         465,966
                                                           ------------
  TOTAL HEALTHCARE..........................                 35,775,681
                                                           ------------
MATERIALS & PROCESSING - 6.8%
  CHEMICALS: DIVERSIFIED - 3.2%
  Albemarle Corp. ..........................    171,745      11,884,754
                                                           ------------

                 See Accompanying Notes to Financial Statements

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          SCHEDULE OF INVESTMENTS - CONTINUED
                                                                   JUNE 30, 2011
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND

                                                                       Value
                                                    Shares           (Note 2)
                                                    ------         ------------
MATERIALS & PROCESSING - (CONTINUED)
  CHEMICALS: SPECIALTY - 1.6%
  Polypore International, Inc. *...............     90,145         $  6,115,437
                                                                   ------------
  DIVERSIFIED MATERIALS &
  PROCESSING - 1.3%
  Belden, Inc. ................................    141,935            4,947,854
                                                                   ------------
  GOLD - 0.7%
  San Gold Corp. * (a).........................    734,960            2,484,286
                                                                   ------------
  TOTAL MATERIALS & PROCESSING.................                      25,432,331
                                                                   ------------
PRODUCER DURABLES - 20.3%

  AIR TRANSPORT - 1.1%
  Atlas Air Worldwide Holdings, Inc. *.........     67,965            4,044,597
                                                                   ------------
  COMMERCIAL SERVICES: RENTAL
  & LEASING - 0.5%
  Mobile Mini, Inc. *..........................     92,865            1,967,809
                                                                   ------------
  COMMERCIAL VEHICLES & PARTS - 1.6%
  Rush Enterprises, Inc. (A Shares) *..........    129,770            2,469,523
  Wabash National Corp. *......................    363,980            3,410,493
                                                                   ------------
                                                                      5,880,016
                                                                   ------------
  ENGINEERING & CONTRACTING
  SERVICES - 2.5%
  Chicago Bridge & Iron Co. N.V.(a)............    242,400            9,429,360
                                                                   ------------
  ENVIRONMENTAL, MAINTENANCE,
  AND SECURITY SERVICES - 2.3%
  Corrections Corp. of America *...............    261,125            5,653,356
  Healthcare Services Group, Inc. .............    194,535            3,161,194
                                                                   ------------
                                                                      8,814,550
                                                                   ------------
  FORMS AND BULK PRINTING SERVICES - 0.6%
  InnerWorkings, Inc. * (a)....................    248,190            2,069,905
                                                                   ------------
  INTERNATIONAL TRADE AND
  DIVERSIFIED LOGISTICS - 1.8%
  MSC Industrial Direct Co., Inc. (A Shares)...    100,470            6,662,166
                                                                   ------------

                 See Accompanying Notes to Financial Statements

             KALMAR
             POOLED
         INVESTMENT
              TRUST                     SCHEDULE OF INVESTMENTS - CONTINUED
                                                              JUNE 30, 2011
"GROWTH-WITH-VALUE"                                             (UNAUDITED)
     SMALL CAP FUND

                                                                Value
                                               Shares          (Note 2)
                                               ------         ----------
PRODUCER DURABLES - (CONTINUED)
   MACHINERY: INDUSTRIAL - 4.3%
   Kennametal, Inc. .......................    135,740       $ 5,729,585
   Middleby Corp. *........................     63,405         5,962,606
   Tennant Co. ............................    114,600         4,575,978
                                                             -----------
                                                              16,268,169
                                                             -----------

   SCIENTIFIC INSTRUMENTS: CONTROL
   & FILTER - 1.6%
   Robbins & Myers, Inc. ..................    113,705         6,009,309
                                                             -----------

   SCIENTIFIC INSTRUMENTS: ELECTRICAL - 1.8%
   EnerSys, Inc. *.........................    192,625         6,630,153
                                                             -----------

   SHIPPING - 1.0%
   UTi Worldwide, Inc. ....................    198,225         3,903,050
                                                             -----------

   TRUCKERS - 1.2%
   Celadon Group, Inc. *...................    174,690         2,438,672
   Knight Transportation, Inc. ............    128,245         2,178,883
                                                             -----------
                                                               4,617,555
                                                             -----------
   TOTAL PRODUCER DURABLES.................                   76,296,639
                                                             -----------

TECHNOLOGY - 31.6%
   COMMUNICATIONS TECHNOLOGY - 3.2%
   Ixia *..................................    150,245         1,923,136
   NICE-Systems, Ltd., Sponsored *.........    138,495         5,035,678
   Polycom, Inc. *.........................     75,890         4,879,727
                                                             -----------
                                                              11,838,541
                                                             -----------
   COMPUTER SERVICES SOFTWARE
   & SYSTEMS - 21.0%
   Acxiom Corp. *..........................   255,635          3,351,375
   Ariba, Inc. *...........................   267,180          9,209,695
   Bankrate, Inc. * (a)....................   123,235          2,043,236
   Cadence Design Systems, Inc * (a).......   435,090          4,594,550
   Concur Technologies, Inc. * (a).........    69,600          3,484,872

                 See Accompanying Notes to Financial Statements

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS - CONTINUED
                                                                  JUNE 30, 2011
"GROWTH-WITH-VALUE"                                                 (UNAUDITED)
     SMALL CAP FUND

                                                                      Value
                                                        Shares       (Note 2)
                                                        ------     -----------
TECHNOLOGY - (CONTINUED)
    COMPUTER SERVICES SOFTWARE & SYSTEMS - (CONTINUED)
    DealerTrack Holdings, Inc. *.................       263,895    $ 6,056,390
    Digital River, Inc. *........................       133,495      4,293,199
    MICROS Systems, Inc. *.......................        86,315      4,290,719
    NetScout Systems, Inc. *.....................       142,540      2,977,661
    NIC, Inc. ...................................       369,002      4,966,767
    Pegasystems, Inc (a) ........................       115,225      5,363,724
    Radiant Systems, Inc * ......................       231,395      4,836,156
    RightNow Technologies, Inc. * (a)............       141,870      4,596,588
    Rovi Corp. * (a).............................        77,467      4,443,507
    Sapient Corp. *..............................       395,110      5,938,503
    Syntel, Inc. ................................        41,955      2,480,380
    Ultimate Software Group, Inc. *..............       104,615      5,694,194
                                                                   -----------
                                                                    78,621,516
                                                                   -----------

    COMPUTER TECHNOLOGY - 0.4%
    Super Micro Computer, Inc. *.................       100,035      1,609,563
                                                                   -----------

    ELECTRONIC COMPONENTS - 1.6%
    Rogers Corp. *...............................       134,205      6,200,271
                                                                   -----------

    PRODUCTION TECHNOLOGY EQUIPMENT - 1.8%
    ATMI, Inc. *.................................       159,255      3,253,580
    Teradyne, Inc. * (a).........................       239,415      3,543,342
                                                                   -----------
                                                                     6,796,922
                                                                   -----------

    SEMICONDUCTORS & COMPONENTS - 3.6%
    Atmel Corp. *................................       372,075      5,235,095
    Diodes, Inc. *...............................        68,595      1,790,329
    MaxLinear, Inc. *............................       202,180      1,750,879

                 See Accompanying Notes to Financial Statements

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          SCHEDULE OF INVESTMENTS - CONCLUDED
                                                                   JUNE 30, 2011
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND

                                                                Value
                                             Shares            (Note 2)
                                             ------         -------------
TECHNOLOGY - (CONTINUED)
    SEMICONDUCTORS &
    COMPONENTS - (CONTINUED)
    Microsemi Corp. *...................        77,910       $  1,597,155
    Power Integrations, Inc. (a)........        84,795          3,258,672
                                                             ------------
                                                               13,632,130
                                                             ------------
    TOTAL TECHNOLOGY....................                      118,698,943
                                                             ------------
    Total Common Stock
    (Cost $229,484,119).................                      366,752,938
                                                             ------------

SECURITIES LENDING COLLATERAL - 21.5%
    Institutional Money Market Trust....    80,698,453         80,698,453
                                                             ------------
    Total Securities Lending Collateral
    (Cost $80,698,453)..................                       80,698,453
                                                             ------------

MONEY MARKET SECURITY - 2.1%
MONEY MARKET FUND - 2.1%
    BlackRock Liquidity Funds
    TempCash Portfolio..................     7,941,808          7,941,808
                                                             ------------
    TOTAL MONEY MARKET SECURITY
    (Cost $7,941,808)...................                        7,941,808
                                                             ------------
    TOTAL INVESTMENTS
    (Cost $318,124,380) - 121.4%........                      455,393,199

    LIABILITIES IN EXCESS OF
    OTHER ASSETS - (21.4)%..............                      (80,284,013)
                                                           --------------
    NET ASSETS - 100.0%.................                   $  375,109,186
                                                           ==============

----------
*     Non-income producing security

(a) All or a portion of the security is on loan. See Note 9 in Notes to Financial Statements.

                 See Accompanying Notes to Financial Statements

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         STATEMENT OF ASSETS AND LIABILITIES

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                                       AS OF
                                                                  JUNE 30, 2011
                                                                   (UNAUDITED)
                                                                  --------------
ASSETS:
Investment in securities, at fair value*
    (Cost $318,124,380)....................................       $  455,393,199
Receivables for:
    Capital shares subscribed..............................              651,574
    Investment securities sold.............................            1,841,418
    Dividends..............................................               69,533
Other assets...............................................               78,813
                                                                  --------------
    Total Assets...........................................          458,034,537
                                                                  --------------
LIABILITIES:
Payables for:
    Securities lending collateral..........................           80,698,453
    Capital shares redeemed................................              822,026
    Investment securities purchased........................              809,632
    Advisory fee...........................................              294,930
    Accrued expenses and other liabilities.................              300,310
                                                                  --------------
    Total Liabilities......................................           82,925,351
                                                                  --------------
NET ASSETS.................................................       $  375,109,186
                                                                  ==============
NET ASSETS CONSISTED OF:
Shares of beneficial interest..............................       $      210,213
Additional paid-in capital.................................          224,370,381
Accumulated net investment loss............................           (2,079,821)
Accumulated net realized
gain (loss) on investments and foreign
currency related transactions..............................           15,339,594
Net unrealized appreciation on investments
and foreign currency related transactions..................          137,268,819
                                                                  --------------
NET ASSETS FOR 21,021,258 SHARES OUTSTANDING...............       $  375,109,186
                                                                  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE ($375,109,186 / 21,021,258
outstanding shares of beneficial interest, $0.01
par value, unlimited authorized shares)....................       $        17.84
                                                                  ==============

-----------
*   Includes market value of securities on loan

                 See Accompanying Notes to Financial Statements

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                   STATEMENT OF OPERATIONS

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                                          FOR THE
                                                                         SIX-MONTH
                                                                        PERIOD ENDED
                                                                       JUNE 30, 2011
                                                                        (UNAUDITED)
                                                                      ---------------
INVESTMENT INCOME:
    Dividends (net of
    $7,157 foreign taxes withheld)...............................     $     343,999
    Securities lending income....................................            51,904
                                                                      -------------
      Total income...............................................           395,903
                                                                      -------------

EXPENSES:
    Advisory fees (Note 5).......................................         1,759,258
    Transfer agent fees (Note 5).................................           318,430
    Accounting and
    administration fees (Note 5).................................           186,847
    Legal fees...................................................            42,121
    Trustees' fees...............................................            37,852
    Compliance service fees......................................            31,652
    Printing & shareholder
    report fees..................................................            21,572
    Audit Fees...................................................            18,774
    Registration fees............................................            17,609
    Custodian fees (Note 5)......................................            17,349
    Miscellaneous................................................            24,260
                                                                      -------------
       Total expenses............................................         2,475,724
                                                                      -------------
NET INVESTMENT LOSS..............................................        (2,079,821)
                                                                      -------------
REALIZED AND UNREALIZED GAIN (LOSS)
 FROM INVESTMENTS AND FOREIGN
 CURRENCY RELATED TRANSACTIONS
    Net realized gain from investments...........................        15,521,645
    Net realized gain from foreign
    currency related transactions................................                 6
    Net change in unrealized appreciation
    on investments and foreign currency
    related transactions.........................................        21,558,095
                                                                      -------------
NET REALIZED AND UNREALIZED GAIN FROM
INVESTMENTS AND FOREIGN CURRENCY
RELATED TRANSACTIONS.............................................        37,079,746
                                                                      -------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS..................................................     $  34,999,925
                                                                      =============

                 See Accompanying Notes to Financial Statements

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         STATEMENTS OF CHANGES IN NET ASSETS

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                               FOR THE
                                                           SIX MONTHS ENDED       FOR THE
                                                            JUNE 30, 2011        YEAR ENDED
                                                             (UNAUDITED)      DECEMBER 31, 2010
                                                          -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment loss.................................  $   (2,079,821)    $  (2,641,082)
    Net realized gain/ (loss) from
    investments and foreign currency
    related transactions................................      15,521,651        17,720,888
    Net change in unrealized
    appreciation on investments
    and foreign
    currency related transactions.......................      21,558,095        67,507,543
                                                          --------------      ------------
    Net increase in net assets
    resulting from operations...........................      34,999,925        82,587,349
                                                          --------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
    Institutional Class.................................               -        (5,323,884)
                                                          --------------      ------------
SHARE TRANSACTIONS (A):
    Proceeds from shares sold...........................      70,420,370        69,611,782
    Proceeds from shares reinvested.....................               -         4,224,859
    Redemption fees.....................................          32,145             5,454
    Cost of shares redeemed.............................     (45,119,209)      (89,602,777)
                                                          --------------      ------------
    Net increase/(decrease)
    in net assets from share
    transactions........................................      25,333,306       (15,760,682)
                                                          --------------      ------------
TOTAL INCREASE IN NET ASSETS............................      60,333,231        61,502,783

NET ASSETS:
    Beginning of Period.................................     314,775,955       253,273,172
                                                          --------------      ------------
    End of Period.......................................  $  375,109,186    $  314,775,955
                                                          ==============    ==============
    Accumulated net investment loss.....................  $   (2,079,821)   $            -
                                                          ==============    ==============
(A) TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST WERE:
    Shares sold.........................................       4,144,634         5,085,543
    Shares reinvested...................................               -           259,991
    Shares redeemed.....................................      (2,638,679)       (6,615,736)
                                                          --------------      ------------
    Net increase/(decrease) in shares...................       1,505,955       (1,270,202)
    Shares outstanding - Beginning of Period............      19,515,303        20,785,505
                                                          --------------      ------------
    Shares outstanding - End of Period..................      21,021,258        19,515,303
                                                          ==============    ==============

                 See Accompanying Notes to Financial Statements

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                        FINANCIAL HIGHLIGHTS

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                         FOR THE
                                        SIX-MONTH
                                       PERIOD ENDED                      FOR THE YEARS ENDED DECEMBER 31
                                      JUNE 30, 2011      ------------------------------------------------------------
                                       (UNAUDITED)           2010              2009        2008       2007      2006
                                      ------------       -----------       ---------   --------   --------   --------
Net asset value at beginning
   of period......................    $      16.13       $     12.19       $    9.13   $  15.30   $  16.81   $  16.53
                                      ------------       -----------       ---------   --------   --------   --------
INVESTMENT OPERATIONS
Net investment loss...............           (0.10)            (0.14)          (0.11)     (0.12)     (0.17)     (0.16)

Net realized and
   unrealized gain (loss) on
   investments....................            1.81              4.36            3.17      (6.05)      2.32       1.19
                                      ------------       -----------       ---------   --------   --------   --------
   Total from investment
   operations.....................            1.71              4.22            3.06      (6.17)      2.15       1.03
                                      ------------       -----------       ---------   --------   --------   --------
DISTRIBUTIONS
From net realized gain on
   investments....................               -             (0.28)              -          -      (3.66)     (0.75)
                                      ------------       -----------       ---------   --------   --------   --------
Total distributions...............               -             (0.28)              -          -      (3.66)     (0.75)
                                      ------------       -----------       ---------   --------   --------   --------
Net asset value at end of
   period.........................    $      17.84       $     16.13       $   12.19   $   9.13   $  15.30   $  16.81
                                      ============      ============       =========   ========   ========   ========
Total return......................           10.60%*           34.57%          33.52%    (40.33)%    12.68%      6.17%
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Expenses to average net assets....            1.41%**           1.48%           1.46%      1.40%      1.34%      1.32%
Net investment loss to average
   net assets.....................           (1.18)%**         (1.00)%         (1.09)%    (0.94)%    (1.04)%    (0.90)%
Portfolio turnover rate...........           10.19%*           29.12%          32.14%     33.96%     37.80%     30.81%
Net assets at end of period
   (000's omitted)................    $    375,109       $   314,776       $ 253,273  $ 213,961   $360,725   $435,171

----------
*   Not Annualized.

**  Annualized.

                 See Accompanying Notes to Financial Statements

             KALMAR
             POOLED
         INVESTMENT
              TRUST
                                                  NOTES TO FINANCIAL STATEMENTS
"GROWTH-WITH-VALUE"                      FOR THE SIX MONTHS ENDED JUNE 30, 2011
     SMALL CAP FUND                                                 (UNAUDITED)

1. ORGANIZATION. The Kalmar "Growth-with-Value" Small Cap Fund (the "Fund") is the sole series of Kalmar Pooled Investment Trust (the "Trust"), a Delaware statutory trust organized on September 30, 1996. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund commenced investment operations on April 11, 1997.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund.Security Valuation. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Money market and short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Value Measurements. The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

-    Level 1 - quoted prices in active markets for identical securities

-    Level 2 - prices determined using other significant observable inputs
               (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

-    Level 3 - prices determined using significant unobservable inputs
               (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund's assets carried at fair value:

                                                                      Level 2 -
                                                                      Other           Level 3 -
                                      Total           Level 1 -     Significant       Significant
                                     Value at           Quoted      Observable        Unobservable
                                  June 30, 2011         Prices        Inputs             Inputs
                                  -------------       ----------    -------------     ------------
Common Stock*..................    $366,752,938   $366,752,938    $           -                $ -
Money Market Security..........       7,941,808      7,941,808                -                  -
Securities Lending Collateral..      80,698,453              -        80,698,453                 -
                                 --------------   ------------    --------------      ------------
  Total........................    $455,393,199   $374,694,746     $  80,698,453               $ -
                                 ==============   ============    ==============      ============

--------------
* Please refer to the Schedule of Investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence

             KALMAR
             POOLED
         INVESTMENT
              TRUST      NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the period ended June 30, 2011, there were no transfers between Levels 1, 2 and 3 for the Fund.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Federal Income Taxes. The Fund intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.

As of June 30, 2011, the tax cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $     318,124,380
                                                              -----------------
Gross tax unrealized appreciation...........................        144,041,009
Gross tax unrealized depreciation...........................         (6,772,190)
                                                              -----------------
Net tax unrealized appreciation on investments..............  $     137,268,819
                                                              =================

The temporary difference in book and tax cost is due to wash sale loss deferrals.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Regulated Investment Company Modernization Act of 2010 ("Modernization Act") was signed into law on December 22, 2010. Under the Modernization Act the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (Fiscal Year 2012 for the Fund) indefinitely. However, any losses incurred during those

             KALMAR
             POOLED
         INVESTMENT
              TRUST      NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

future taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Other. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. Some countries in which the Fund invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES. During the six-month period ended June 30, 2011, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

Purchases........   $56,276,391
Sales............   $34,840,184

4. REDEMPTION FEES. In accordance with the prospectus, the Fund charges a redemption fee of 2% on proceeds from shares redeemed within 90 days following their acquisition. The redemption fee is included as a separate line item under the Share Transactions section on the Statements of Changes in Net Assets.

5. INVESTMENT ADVISER AND OTHER SERVICES. The Fund employs Kalmar Investment Advisers (the "Adviser") as its investment adviser. Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee of 1.00% on the first $750 million of average daily net assets; 0.975% on the next $250 million of average daily net assets; and 0.95% on amounts exceeding $1 billion average daily net assets. For the six-month period ended June 30, 2011, investment advisory fees were $1,759,258.

BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), serves as administrator and accounting services agent for the Trust pursuant to an Administration and Accounting Services Agreement with the Trust.

BNY Mellon Distributors Inc., serves as the principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement with the Trust. BNY Mellon serves as transfer agent and dividend disbursing agent of the Fund pursuant to a Transfer Agency Services Agreement with the Trust.

PFPC Trust Company, a member of the Bank of New York Mellon Corp., serves as Custodian of the assets of the Fund pursuant to a Custodian Services Agreement with the Trust.

             KALMAR
             POOLED
         INVESTMENT
              TRUST      NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONCLUDED

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

Those Trustees who are not "interested persons" of the Fund receive an annual retainer of $10,000, meeting fees of $1,500 and committee meeting fees of $1,000. The aggregate renumeration paid to the Trustees by the Fund during the six-month period ended June 30, 2011 was $36,000. Trustees of the Fund who are officers or employees of the Adviser are paid by the Adviser and not the Fund. Certain employees of BNY Mellon are Officers of the Fund. They are not compensated by the Fund. The Chief Compliance Officer ("CCO") is an employee of the Adviser. The Fund is responsible for reimbursing the Adviser for a portion of her salary allocated to her duties as the CCO of the Fund.

6. DISTRIBUTIONS TO SHAREHOLDERS. Distributions of any net investment income and any net realized gains will be made annually. Additional distributions may be made to the extent necessary to avoid the payment of a 4% excise tax. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid during the last two fiscal years was as follows:

                           DECEMBER 31, 2010    DECEMBER 31, 2009
                           -----------------    -----------------
Distributions paid from:
Ordinary income........... $                -   $                -
Long-term capital gains...          5,323,884                    -
                           ------------------   ------------------
                           $        5,323,884   $                -
                           ==================   ==================

Distributions from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

7. COMPONENTS OF DISTRIBUTABLE EARNINGS. As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

     UNDISTRIBUTED          UNDISTRIBUTED       UNREALIZED
    ORDINARY INCOME        LONG-TERM GAINS     APPRECIATION
    ----------------       ---------------     ------------
                 $ -                   $ -     $115,528,667

During the year ended December 31, 2010, the Fund utilized capital loss carryforwards to offset capital gains in the amount of $12,420,456.

8. CONTRACTUAL OBLIGATIONS. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

9. SECURITIES LENDING. The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined. The Fund will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Fund will bear the risk of loss of the invested collateral. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. As of June 30, 2011, the market value of the securities on loan and collateral are $79,097,794 and $80,698,453, respectively.

             KALMAR
             POOLED
         INVESTMENT
              TRUST      NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONCLUDED

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

10. NEW ACCOUNTING PRONOUNCEMENT. In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

11. SUBSEQUENT EVENTS. Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

Effective July 18, 2011, The Bank of New York Mellon succeeded PFPC Trust Company as Custodian to the Fund.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                   OTHER MATTERS (UNAUDITED)

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

1. PROXY VOTING POLICIES AND PROCEDURES. Information regarding how the Fund voted proxies relating to portfolio securities from July 1, 2010 to June 30, 2011 and a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 800-463-6670, by accessing the Adviser's website, www.kalmarinvestments.com, or by accessing the SEC's website at www.sec.gov.

2. QUARTERLY PORTFOLIO SCHEDULES. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q, which are available on the SEC's website www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               INVESTMENT ADVISER
                           KALMAR INVESTMENT ADVISERS
                             BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                      (WEBSITE) WWW.KALMARINVESTMENTS.COM

                                  DISTRIBUTOR
                          BNY MELLON DISTRIBUTORS INC.
                                 760 MOORE ROAD
                           KING OF PRUSSIA, PA 19406

                              SHAREHOLDER SERVICES
                   BNY MELLON INVESTMENT SERVICING (US) INC.
                              4400 COMPUTER DRIVE
                             WESTBOROUGH, MA 01581

                                   CUSTODIAN
                          THE BANK OF NEW YORK MELLON
                                ONE WALL STREET
                               NEW YORK, NY 10286

                                 LEGAL COUNSEL
                              PEPPER HAMILTON LLP
                             3000 TWO LOGAN SQUARE
                              18TH & ARCH STREETS
                          PHILADELPHIA, PA 19103-2799

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                             DELOITTE & TOUCHE LLP
                               1700 MARKET STREET
                             PHILADELPHIA, PA 19103

                         KALMAR POOLED INVESTMENT TRUST
                   BNY MELLON INVESTMENT SERVICING (US) INC.
                              4400 COMPUTER DRIVE
                             WESTBOROUGH, MA 01581
                      (WEBSITE) WWW.KALMARINVESTMENTS.COM

KL12 - 06/11

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17
CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
          under the Securities Exchange Act of 1934, as amended (17
          CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.


     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kalmar Pooled Investment Trust

By (Signature and Title)*         /s/ Ford B. Draper, Jr.
                         ------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date 8/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Ford B. Draper, Jr.
                         ------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date 8/24/11

By (Signature and Title)*            /s/ Verna E. Knowles
                         ------------------------------------------------------
                           Verna E. Knowles, Chief Financial Officer
                           (principal financial officer)

Date 8/24/11

---------------

* Print the name and title of each signing officer under his or her signature.